VANECK BDC INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.1%
Financial Services : 100.1%
Ares Capital Corp. 9,040,941 $ 182,898,236
Bain Capital Specialty Finance,
Inc. 850,892 12,925,049
Barings BDC, Inc. † 1,850,447 16,617,014
BlackRock TCP Capital Corp. † 1,153,449 13,241,594
Blackstone Secured Lending
Fund † 1,468,098 42,002,284
Blue Owl Capital Corp. † 7,474,328 110,769,541
Capital Southwest Corp. † 797,714 19,591,856
Carlyle Secured Lending, Inc. 1,014,323 15,569,858
CION Investment Corp. 1,087,540 12,169,573
Fidus Investment Corp. † 568,190 11,091,069
FS KKR Capital Corp. 5,676,389 116,479,502
Gladstone Investment Corp. † 676,865 9,753,625
Goldman Sachs BDC, Inc. † 2,056,523 31,115,193
Golub Capital BDC, Inc. 2,690,879 41,062,814
Hercules Capital, Inc. † 2,632,585 45,570,046
Main Street Capital Corp. † 963,294 43,617,952
MidCap Financial Investment
Corp. † 1,302,942 18,071,806
New Mountain Finance Corp. † 1,701,439 21,914,534
Oaktree Specialty Lending
Corp. † 1,542,042 32,660,450
Number
of Shares Value
Financial Services (continued)
PennantPark Floating Rate
Capital Ltd. † 1,114,210 $ 12,479,152
Prospect Capital Corp. † 6,719,486 39,376,188
Sixth Street Specialty Lending,
Inc. † 1,748,139 37,864,691
SLR Investment Corp. 925,998 14,130,729
Trinity Capital, Inc. 871,163 12,083,031
TriplePoint Venture Growth
BDC Corp. 720,543 8,077,287
Underline
Total Common Stocks
(Cost: $887,179,542) 921,133,074
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
11.1%
Money Market Fund: 11.1%
(Cost: $102,242,983)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 102,242,983 102,242,983
Total Investments: 111.2%
(Cost: $989,422,525) 1,023,376,057
Liabilities in excess of other assets: (11.2)% (103,166,864)
NET ASSETS: 100.0% $ 920,209,193
† Security fully or partially on loan. Total market value of securities on loan is $125,718,379.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Financials 100.0% $ 921,133,074